FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION (Schedule of the Funds and Fair Value Option Investments, Significant Inputs) (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Entity Credit Risk	2.00%
Maximum [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Entity Credit Risk	9.30%
Multifamily Properties [Member] | Minimum [Member] | Income and Market Approach Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Capitalization Rate	5.75%
Fair Value Inputs, Discount Rate	7.50%
Multifamily Properties [Member] | Maximum [Member] | Income and Market Approach Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Capitalization Rate	7.00%
Fair Value Inputs, Discount Rate	9.00%
Office [Member] | Minimum [Member] | Income and Market Approach Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Capitalization Rate	6.25%
Fair Value Inputs, Discount Rate	7.50%
Office [Member] | Maximum [Member] | Income and Market Approach Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Capitalization Rate	7.50%
Fair Value Inputs, Discount Rate	9.75%
Retail [Member] | Minimum [Member] | Income and Market Approach Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate	9.00%
Retail [Member] | Maximum [Member] | Income and Market Approach Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Capitalization Rate	8.00%
Fair Value Inputs, Discount Rate	12.00%
Land and condominium units [Member] | Minimum [Member] | Income and Market Approach Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate	8.00%
Land and condominium units [Member] | Maximum [Member] | Income and Market Approach Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate	12.00%
Loans [Member] | Minimum [Member] | Income and Market Approach Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate	2.00%
Loans [Member] | Maximum [Member] | Income and Market Approach Technique [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value Inputs, Discount Rate	9.30%